Share-Based Compensation	12 Months Ended
Jun. 30, 2019
Share-based payment arrangements [Abstract]
Share-Based Compensation
Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Amounts recorded for forfeited or expired unexercised options are transferred to deficit in the year of forfeiture or expiry.

Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Amounts recorded for forfeited RSUs and DSUs are transferred to deficit in the year of forfeiture or expiry.

On September 25, 2017, the Board adopted a “rolling maximum” or “evergreen” stock option plan and a Restricted Share Unit Plan. Additionally, on October 5, 2018, the Board adopted a Directors Deferred Share Unit Plan (applicable to independent directors only). The Board of Directors may from time to time, in its discretion, and in accordance with the Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, non-transferable stock options, RSUs and DSUs. The maximum number of common shares issuable pursuant to all equity based compensation arrangements shall, at any time, not exceed 10% of the issued and outstanding common shares of the Company.

(a)	Stock Options

A summary of stock-options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2017	15,233,566	1.84
Granted	18,530,000	7.16
Exercised (1)	(4,809,443)	1.91
Forfeited	(798,004)	2.66
Balance, June 30, 2018	28,156,119	5.36
Granted	58,775,913	8.12
Exercised (1)	(14,426,904)	3.22
Forfeited	(4,184,365)	8.41
Balance, June 30, 2019	68,320,763	7.99

(1)	The weighted average share price during the year ended June 30, 2019 was $10.05 (year ended June 30, 2018 - $9.05).
The following table summarizes the stock options that remain outstanding as at June 30, 2019:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
0.30 - 6.99	May 23, 2020 - Jan 9, 2024	3.07	19,071,487	10,431,926
7.00 - 9.99	Dec 7, 2022 - Jun 26, 2024	4.13	18,153,896	2,007,409
10.00 - 10.99	Jan 15, 2023 - Mar 13, 2026	6.32	23,657,213	3,198,131
11.00 - 13.63	Jan 2, 2023 - May 28, 2024	4.34	7,438,167	1,158,740
		4.62	68,320,763	16,796,206

During the year ended June 30, 2019, the Company recorded aggregate share-based compensation expense of $86.7 million (June 30, 2018 - $34.1 million) for all stock options granted and vested during the period. This expense is reflected in the share-based compensation line on the statement of comprehensive (loss) income.

Included in share-based compensation expense for the year ended June 30, 2019 is $16.7 million related to 19,961,754 stock options granted to the Company’s strategic advisor, Nelson Peltz. These stock options are exercisable at $10.34 per share over seven years and vest ratably over a four-year period on a quarterly basis, subject to accelerated vesting based on the occurrence of certain events. The Company has rebutted the presumption that the fair value of the services received can be estimated reliably due to the unique nature of the strategic advisor’s services. As such, in accordance with IFRS 2 for share-based payments granted to non-employees, the Company has measured the fair value of the options indirectly by reference to the fair value of the equity instruments granted. The Company will continue to fair value the unvested options at each period until they are fully vested.

Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30, 2019	Year ended June 30, 2018
Risk-Free Annual Interest Rate (1)	1.81%	1.73%
Expected Annual Dividend Yield	0%	0%
Expected Stock Price Volatility (2)	81.37%	81.02%
Expected Life of Options (Years) (3)	2.96	2.97
Forfeiture Rate	4.17%	4.59%

(1)	The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

(2)	Volatility was estimated by using the average historical volatility of the Company.

(3)	The expected life in years represents the period of time that options granted are expected to be outstanding.

The weighted average fair value of stock options granted during the year ended June 30, 2019 was $$5.28 (June 30, 2018 - $4.11) per option.

(b)	RSUs and DSUs

Under the terms of the RSU plan, directors, officers, employees and consultants of the Company may be granted RSUs that vest over a period of up to three years from the date of grant. Each RSU gives the participant the right to receive one common share of the Company. The Company has reserved 10,000,000 common shares for issuance under this plan.

Under the terms of the DSU plan, non-employee directors of the Company may be granted DSUs. Each participant is entitled to redeem their DSUs for period of 90 days following their termination date, being the date of the participant’s retirement or cessation of employment. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) common shares issued from treasury; (iii) common shares purchased in the open market; or (iv) any combination of the foregoing. The number of DSUs outstanding pursuant to the plan shall not exceed 1,000,000 common shares.

A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price
	#	$
Balance, June 30, 2017	—	—
Issued	2,277,128	3.26
Vested	(127,128)	6.75
Balance, June 30, 2018	2,150,000	3.29
Issued	742,527	8.02
Vested and exercised	(742,188)	3.34
Forfeited	(120,002)	4.17
Balance, June 30, 2019	2,030,337	4.94

(1)	As of June 30, 2019, there were 2,001,337 RSUs and 29,000 DSUs outstanding (June 30, 2018 - 2,150,000 RSUs and no DSUs).

During the year ended June 30, 2019, the Company recorded share-based compensation of $5.3 million (year ended June 30, 2018 - $3.4 million) for RSUs and DSUs (year ended June 30, 2018 – 2,277,128 RSUs) granted and vested during the period. This expense is included in the share-based compensation line on the statement of comprehensive (loss) income.

The weighted average fair value of RSUs and DSUs granted in the year ended June 30, 2019 was $8.02 (year ended June 30, 2018 - $3.29).

The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2019:

Weighted Average Issue Price ($)	Expiry Date	RSUs and DSUs Outstanding (#)	RSUs and DSUs Vested (#)
2.76	September 29, 2020	1,233,336	333,331
7.39 - 8.54	August 3, 2021 - September 17, 2021	482,333	12,000
9.03 - 10.32	July 12, 2021 - January 15, 2023	314,668	1,250
		2,030,337	346,581